Stock-based Compensation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
9. Stock-based Compensation
The Company sponsors the Pulmatrix, Inc. Amended and Restated 2013 Employee, Director and Consultant Equity Incentive Plan (the “Incentive Plan”). As of September 30, 2024, the Incentive Plan provided for the grant of up to 818,936 shares of the Company’s common stock, of which 564,209 shares remained available for future grant. In addition, the Company sponsors two legacy plans under which no additional awards may be granted. As of September 30, 2024, the two legacy plans have a total of 8 options outstanding, all of which are fully vested and for which common stock will be issued upon exercise.
The following table summarizes stock option activity during the nine months ended September 30, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2024	344,306	$20.92	7.54	$—
Forfeited or expired	(93,409)	$5.54
Outstanding — September 30, 2024	250,897	$26.65	6.39	$—
Exercisable — September 30, 2024	241,413	$27.45	6.32	$—

Subsequent to September 30, 2024, but before the date these condensed consolidated financial statements were issued, options to purchase up to 216,851 shares of common stock at a weighted average exercise price of $26.04 per share expired.
No stock options were granted during the nine months ended September 30, 2024. The Company records stock-based compensation expense related to stock options based on their grant-date fair value. As of September 30, 2024, there was an immaterial amount of unrecognized stock-based compensation expense related to unvested stock options granted under the Company’s stock award plans.
The following table presents total stock-based compensation expense for the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$3	$57	148	188
General and administrative	194	149	350	569
Total stock-based compensation expense	$197	$206	498	757

9. Stock-based Compensation
The Company sponsors the Pulmatrix, Inc. Amended and Restated 2013 Employee, Director and Consultant Equity Incentive Plan (the “Incentive Plan”). As of December 31, 2023, the Incentive Plan provided for the grant of up to 636,322 shares of the Company’s common stock, of which 288,186 shares remained available for future grant. In addition, the Company sponsors two legacy plans under which no additional awards may be granted. As of December 31, 2023, the two legacy plans have a total of 8 options outstanding, all of which are fully vested and for which common stock will be issued upon exercise.
The following table summarizes stock option activity for the year ended December 31, 2023:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — January 1, 2023	304,823	$28.66
Granted	118,472	$3.98
Forfeited or cancelled	(78,965)	$ 25.27
Expired	(24)	$376.25
Outstanding — December 31, 2023	344,306	$20.92	7.54	$—
Exercisable — December 31, 2023	206,695	$29.99	6.88	$—

The Company records stock-based compensation expense related to stock options based on their grant-date fair value. During the years ended December 31, 2023 and 2022, the Company used the Black-Scholes option-pricing model to estimate the fair value of stock option grants and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates. The weighted-average grant-date fair value of options granted during the years ended December 31, 2023 and 2022 was $3.27 per share and $5.41 per share, respectively. The weighted-average assumptions used in determining fair value of the stock options for the years ended December 31, 2023 and 2022 are as follows:

	Year Ended December 31,
	2023	2022
Expected option life (years)	6.0	6.0
Risk-free interest rate	3.53%	2.06%
Expected volatility	104.24%	113.25%
Expected dividend yield	—%	—%

The expected life of the Company’s options was determined using the simplified method as a result of limited historical data regarding the Company’s activity. The risk-free interest rate was obtained from U.S. Treasury rates for the expected life of the stock options. The Company’s expected volatility was based upon the historical volatility of the Company’s common stock. The dividend yield considers that the Company has not historically paid dividends and does not expect to pay dividends in the foreseeable future.
As of December 31, 2023, there was $0.8 million of unrecognized stock-based compensation expense related to unvested stock options granted under the Company’s stock award plans. This expense is expected to be recognized over a weighted-average period of approximately 2.0 years.
The following table presents total stock-based compensation expense for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Research and development	$243	$254
General and administrative	711	860
Total stock-based compensation expense	$954	$1,114